Revenue - Contract Balances (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Contract With Customer, Liability [Roll Forward]
Beginning balance	$ 20,728	$ 11,859
Upfront payments received from customers	40,481	6,698
Upfront or annual incentive payments received	8,015	8,240
Revenue recognized related to amounts that were included in beginning balance of deferred revenue	(9,764)	(4,830)
Revenue Recognized From Current Period Increase In Contract Liability	(7,050)	(1,239)
Ending balance	$ 52,410	$ 20,728